Filed Pursuant to Rule 497
Registration No. 333-202461

SUPPLEMENT NO. 1 DATED MARCH 21, 2016

TO THE PROSPECTUS DATED SEPTEMBER 17, 2015

This document supplements, and should be read in conjunction with, the prospectus of Freedom Capital Corporation (the “Company”), dated September 17, 2015 (the “Prospectus”). Unless otherwise defined in this Supplement No. 1, capitalized terms used in this Supplement No. 1 shall have the same meanings as set forth in the Prospectus.

The purpose of this Supplement No. 1 is to reflect the following:

(1) changes to the minimum offering requirement;

(2) updates to the “Suitability Standards” section of the Prospectus; and

(3) to include an updated Form of Subscription Agreement.

Changes to the Minimum Offering Requirement

On March 15, 2016, upon the unanimous approval of its board of directors, including its independent directors, the Company lowered from $2,500,000 to $1,000,000 the amount of gross proceeds raised in the offering necessary to break escrow and commence operations. Purchases by the Company’s directors, officers and any affiliates of the Company or Freedom Capital Investment Advisors LLC (the “Adviser”) will count toward meeting this minimum threshold.

The following information replaces in its entirety the second line of the sub-heading above the Company’s name on the cover page of the Prospectus:

Minimum Offering of 100,000 Shares of Common Stock

The following information replaces in its entirety the eighth sentence of the third full paragraph on the cover page of the Prospectus:

We will not sell any shares unless we raise $1,000,000 in this offering by September 14, 2016, which we refer to as the minimum offering requirement. Purchases by our directors, officers and any of our affiliates or Freedom Capital Investment Advisors LLC will count toward meeting this minimum offering requirement.

The following information replaces in its entirety the last sentence of the third full paragraph on the cover page of the Prospectus:

As a result, upon satisfaction of the minimum offering requirement, we will have raised total gross proceeds of at least $1,000,000.

The following information replaces in its entirety the table at the bottom of the cover page of the Prospectus:

	Per Share	Total Minimum	Total Maximum
Price to Public(1)	$10.00	$1,000,000	$500,000,000
Sales Load(2)	$1.00	$100,000	$50,000,000
Net Proceeds (Before Expenses)(3)	$9.00	$900,000	$450,000,000

________

(1)	Assumes all shares are sold at the initial offering price of $10.00 per share.

(2)	“Sales Load” includes selling commissions of 7.0% and dealer manager fees of 3.0%. See “Plan of Distribution – Compensation of Dealer Manager and Selected Broker-Dealers.”

(3)	We estimate that we will incur approximately $15,000 of expenses in connection with this offering if the minimum number of shares is sold and approximately $3,000,000 of expenses if the maximum number of shares is sold.

The following information replaces in its entirety the second and third paragraphs following the table on the cover page of the Prospectus:

After giving effect to the offering and organizational expenses and sales charges and, to the extent we issue additional equity interests after your purchase of our shares, including additional shares in this initial and future public offerings, your percentage of ownership interest in us will be immediately diluted. Our net asset value per share is estimated to be lower than the price per share in this offering after giving effect to the estimated offering and organizational expenses and the sales charges. See “Risk Factors – Risks Related to an Investment in Our Common Stock – Investors in this offering will suffer immediate dilution.”

In connection with the changes to the minimum offering requirement, the following language is hereby deleted in its entirety in the section titled “Prospectus Summary – Capital Contribution by Freedom Capital Investment Management LLC” on page 3 of the Prospectus:

In addition, we are currently conducting a private placement of shares of our common stock to certain members of our board of directors, individuals and entities affiliated with Freedom Capital Investment Advisors and a sub-adviser, if any. We expect to issue the shares purchased in the private placement at $9.00 per share, which represents the initial public offering price of $10.00 per share, net of selling commissions and dealer manager fees, upon satisfaction of the minimum offering requirement. As a result, upon satisfaction of the minimum offering requirement, we will have raised total gross proceeds of at least $2,500,000.

The following information replaces in its entirety the first paragraph in the section titled “Prospectus Summary – Plan of Distribution” on page 8 of the Prospectus:

This is a continuous offering of our shares as permitted by the federal securities laws. We intend to file post-effective amendments to the registration statement of which this prospectus is a part that will be subject to SEC review, to allow us to continue this offering for at least two years from the date of the effectiveness of the registration statement. This offering must be registered in every state in which we offer or sell shares. Generally, such registrations are for a period of one year. Thus, we may have to stop selling shares in any state in which our registration is not annually renewed or otherwise extended. The dealer manager is not required to sell any specific number or dollar amount of shares but intends to use its best efforts to sell the shares offered. The minimum permitted purchase is $5,000. In order to satisfy the minimum offering requirement, we are required to raise at least $1,000,000 pursuant to this offering by September 14, 2016, which is one year from the commencement of this offering. Purchases by our directors, officers and any of our affiliates or Freedom Capital Investment Advisors will count toward meeting this minimum offering requirement. Upon satisfying the minimum offering requirement, offering proceeds will be released to us and we will commence operations. As a result, upon satisfaction of the minimum offering requirement, we will have raised total gross proceeds of at least $1,000,000. A portion of these proceeds may be used to pay certain front end fees, as defined in our charter, and expenses.

The following information replaces in its entirety the last sentence of the last paragraph in the section titled “Prospectus Summary – How to Subscribe” beginning on page 9 of the Prospectus:

If we do not raise $1,000,000 pursuant to this offering by September 14, 2016, which is one year from the commencement of this offering, we will promptly return all funds in the escrow account (including interest), and we will stop offering shares of our common stock. Purchases by our directors, officers and any of our affiliates or Freedom Capital Investment Advisors will count toward meeting this minimum offering requirement.

The following information replaces in its entirety the section titled “Questions and Answers About this Offering – Q: What happens if you do not raise a minimum of $2.5 million in this offering and in private placements?” on page 25 of the Prospectus:

Q: What happens if you do not raise a minimum of $1,000,000 in this offering?

A: We will not sell any shares unless we raise a minimum of $1,000,000 in this offering by September 14, 2016. Purchases by our directors, officers and any of our affiliates or Freedom Capital Investment Advisors will count toward meeting this minimum offering requirement. Pending satisfaction of this minimum offering requirement, all subscription payments will be placed in an account held by the escrow agent, UMB Bank, N.A., in trust for our subscribers’ benefit, pending release to us. If we do not satisfy the minimum offering requirement by September 14, 2016, we will promptly return all funds in the escrow account (including interest) to subscribers, and we will stop offering shares. We will not deduct any fees if we return funds from the escrow account. Prior to satisfying the minimum offering requirement, no fees will be earned and you will not incur any expenses. Similarly, any offering expenses incurred by Freedom Capital Investment Advisors or its affiliates will not be subject to reimbursement prior to satisfying the minimum offering requirement. If we satisfy the minimum offering requirement, the proceeds held in escrow, will be released to us. See “Plan of Distribution.”

The following information replaces the first sentence in the section titled “Risk Factors – We are a new company and have no operating history,” on page 28 of the Prospectus:

We were formed on June 19, 2014 and will not commence operations until we raise $1,000,000 through this offering.

The following information replaces the first sentence in the section titled “Risk Factors – Investors in this offering will suffer immediate dilution,” on page 31 of the Prospectus:

After giving effect to the estimated offering and organizational expenses of $0.15 per share and the sales charges of $1.00 per share, our net asset value per share is estimated to be approximately $8.85 per share compared to a price of $10.00 per share in this offering.

The following information replaces in its entirety the first sentence of the first paragraph on page 50 of the Prospectus in the section titled “Estimated Use of Proceeds:”

The following table sets forth our estimates of how we intend to use the gross proceeds from the offering. Information is provided assuming that we sell (1) the minimum number of shares required to satisfy the minimum offering requirement, or 100,000 shares and (2) the maximum number of shares registered in this offering, or 50,000,000 shares.

The following information replaces in its entirety the table on page 50 of the Prospectus in the section titled “Estimated Use of Proceeds:”

	Minimum Offering		Maximum Offering
	Amount	%	Amount	%
Gross proceeds	$1,000,000	100.0%	$500,000,000	100.0%
Less:
Selling commission	$70,000	7.0%	$35,000,000	7.0%
Dealer manager fee	$30,000	3.0%	$15,000,000	3.0%
Offering expenses	$15,000	1.5%	$7,500,000	1.5%
Net proceeds/amount available for investments	$885,000	88.5%	$442,500,000	88.5%

The following information replaces in its entirety the first sentence of the first paragraph in the section titled “Discussion of the Company’s Expected Operating Plans – Overview” on page 54 of the Prospectus:

We were incorporated under the general corporation laws of the State of Maryland on June 19, 2014 and will commence operations upon raising $1,000,000 pursuant to this offering by September 14, 2016, which is one year from the commencement of this offering. Purchases by our directors, officers and any of our affiliates or Freedom Capital Investment Advisors will count toward meeting this minimum offering requirement.

The following information replaces in its entirety the second sentence of the first paragraph in the section titled “Discussion of the Company’s Expected Operating Plans – Financial Condition, Liquidity and Capital Resources” on page 57 of the Prospectus:

Immediately after we satisfy the minimum offering requirement, gross subscription funds will total at least $1,000,000.

In connection with the changes to the minimum offering requirement, the following language is hereby deleted in its entirety in the section titled “Discussion of the Company’s Expected Operating Plans – Capital Contribution by Freedom Capital Investment Management LLC” beginning on page 57 of the Prospectus:

In addition, we are currently conducting a private placement of shares of our common stock to certain members of our board of directors and individuals and entities affiliated with Freedom Capital Investment Advisors and a sub-adviser, if any. We expect to issue the shares purchased in the private placement at $9.00 per share, which represents the initial public offering price of $10.00 per share, net of selling commissions and dealer manager fees, upon satisfaction of the minimum offering requirement. As a result, upon satisfaction of the minimum offering requirement, we will have raised total gross proceeds of at least $2,500,000. A portion of these proceeds may be used to pay certain front end fees, as defined in our charter, and expenses.

The following information replaces in its entirety the second to last sentence of the last paragraph on page 63 of the Prospectus in the section titled “Discussion of the Company’s Expected Operating Plans – Related Party Transactions – Compensation of the Investment Adviser and its Affiliates:”

The minimum reimbursement to Freedom Capital Investment Advisors for such fees is $15,000 assuming we are able to raise $1,000,000 in gross proceeds.

In connection with the changes to the minimum offering requirement, the following language is hereby deleted in its entirety in the section titled “Discussion of the Company’s Expected Operating Plans – Related Party Transactions – Capital Contribution by Freedom Capital Investment Management LLC” on page 64 of the Prospectus:

In addition, we are currently conducting a private placement of shares of our common stock to certain members of our board of directors and individuals and entities affiliated with Freedom Capital Investment Advisors and a sub-adviser, if any. We expect to issue the shares purchased in the private placement at $9.00 per share, which represents the initial public offering price of $10.00 per share, net of selling commissions and dealer manager fees, upon satisfaction of the minimum offering requirement. As a result, upon satisfaction of the minimum offering requirement, we will have raised total gross proceeds of at least $2,500,000. A portion of these proceeds may be used to pay certain front end fees, as defined in our charter, and expenses.

The following information replaces in its entirety the first sentence of the section titled “Investment Objectives and Strategy” on page 65 of the Prospectus:

We were incorporated under the general corporation laws of the State of Maryland on June 19, 2014 and will commence operations upon raising $1,000,000 pursuant to this offering by September 14, 2016, which is one year from the commencement of this offering. Purchases by our directors, officers and any of our affiliates or Freedom Capital Investment Advisors will count toward meeting this minimum offering requirement.

In connection with the changes to the minimum offering requirement, the following language is hereby deleted in its entirety in the section titled “Certain Relationships and Related Party Transactions – Capital Contribution by Freedom Capital Investment Management LLC” on page 98 of the Prospectus:

In addition, we are currently conducting a private placement of shares of our common stock to certain members of our board of directors and individuals and entities affiliated with Freedom Capital Investment Advisors and a sub-adviser, if any. We expect to issue the shares purchased in the private placement at $9.00 per share, which represents the initial public offering price of $10.00 per share, net of selling commissions and dealer manager fees, upon satisfaction of the minimum offering requirement. As a result, upon satisfaction of the minimum offering requirement, we will have raised total gross proceeds of at least $2,500,000. A portion of these proceeds may be used to pay certain front end fees, as defined in our charter, and expenses.

The following information replaces in its entirety the second paragraph on page 120 of the Prospectus in the section titled “Plan of Distribution – General:”

We will not sell any shares unless we raise $1,000,000 pursuant to this offering by September 14, 2016, which is one year from the commencement of this offering. Purchases by our directors, officers and any of our affiliates or Freedom Capital Investment Advisors will count toward meeting this minimum offering requirement. As a result, upon satisfaction of the minimum offering requirement, we will have raised total gross proceeds of at least $1,000,000.

The following information replaces in its entirety the second sentence of the third paragraph on page 120 of the Prospectus in the section titled “Plan of Distribution – General:”

If we do not raise $1,000,000 pursuant to this offering by September 14, 2016, we will promptly return all funds in the escrow account (including interest) and we will stop offering shares. Purchases by our directors, officers and any of our affiliates or Freedom Capital Investment Advisors will count toward meeting this minimum offering requirement.

Updates to the Suitability Standards

The following is hereby added as additional state-specific suitability standards in the "Suitability Standards" section on page ii of the Prospectus:

Ohio – It shall be unsuitable for an Ohio investor’s aggregate investment in shares of us, our affiliates, and in other non-traded Business Development Companies to exceed ten percent (10%) of his or her liquid net worth.

Oklahoma – Oklahoma investors must represent that, in addition to meeting the suitability standards above, such investors have a net worth of at least ten times their investment in our common stock.

The following disclosure is inserted as a new subsection following the subsection titled “Plan of Distribution—Other Discounts” on page 124 of the Prospectus:

Special Notice to Arkansas Investors

Notwithstanding our $1,000,000 minimum offering amount for all other jurisdictions, we will not accept subscriptions from Arkansas investors unless we raise a minimum of $2,500,000 in gross offering proceeds from residents of other jurisdictions.

Special Notice to Kansas Investors

Notwithstanding our $1,000,000 minimum offering amount for all other jurisdictions, we will not accept subscriptions from Kansas investors unless we raise a minimum of $2,500,000 in gross offering proceeds from residents of other jurisdictions.

Special Notice to New York Investors

Notwithstanding our $1,000,000 minimum offering amount for all other jurisdictions, we will not accept subscriptions from New York investors unless we raise a minimum of $2,500,000 in gross offering proceeds from residents of other jurisdictions.

Special Notice to Washington Investors

Notwithstanding our $1,000,000 minimum offering amount for all other jurisdictions, we will not accept subscriptions from Washington investors unless we raise a minimum of $10,000,000 in gross offering proceeds from residents of other jurisdictions.

Updated Form of Subscription Agreement

Attached hereto is the Company’s updated form of subscription agreement.

FREEDOM CAPITAL

Subscription Agreement

Freedom Capital Corporation accepts investments from individuals or entities with a U.S. Social Security Number or Taxpayer Identification Number and a U.S. address, or from foreign institutions only in accordance with the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act) and rules there under and only to the extent the identity of such persons and the source of their funds can be reasonably ascertained. Please note that the value of your account may be transferred to the appropriate state if no activity occurs in the account within the time period specified by state law.

The undersigned hereby tenders this subscription and applies for the purchase of the dollar amount of shares of common stock (the "Shares") of Freedom Capital Corporation, a Maryland corporation (sometimes referred to herein as the "Company"), set forth below.

1. Investment (Mark initial or additional investment)

Subscription Amount $ ____________

○ Initial Investment ($5,000 minimum) ○ Additional Investment ($500 minimum)

2. Investment Type (Select only one — Mark the appropriate box under brokerage or advisory)

Account #: ____________

Brokerage

○ Public Offering Price ○ Net of Commission* ○ Affiliated, Partner, or Employee

*By a registered representative on his or her own behalf, Bank Trustee, or Bank Fiduciary

Advisory

○ Wrap Account ○ RIA

3. Ownership (Select only one)

SINGLE OWNER+

+ Please fill out part A of the Investor Information section (section 4)

○ Individual*
To make a Transfer on Death ("TOD") designation, attach a completed TOD form

MULTIPLE OWNERS+

○ Community Property

○ Tenants in Common

○ Joint Tenants with Rights of Survivorship*
To make a TOD designation, attach a completed TOD form

MINOR ACCOUNT+

○ UGMA: State of ____________

○ UTMA: State of ____________

OTHER ACCOUNT#

Please fill out part B of the Investor Information section (section 4)

○ Qualified Pension ○ Profit-Sharing Plan ○ Estate ○ C-Corporation ○ Government ○ LLC Classified for tax purposes by one of the following: ☐ Partnership ☐ C-Corporation ☐ S-Corporation ○ Other* ____________

○ Corporation ○ Partnership ○ Trust ○ S-Corporation

*You can obtain a TOD form by visiting www.freedomcapitalfunds.com.
Please attach the pages of the trust or plan document (or corporate resolution) which list the names of the trust or plan, trustees, signatures and date. The Freedom Capital Certification of Investment Powers Form for Trust Accounts may be completed in lieu of providing trust documents. You can obtain this form by visiting www.freedomcapitalfunds.com.

QUALIFIED PLAN ACCOUNT+

+ Please complete part A of section 4 (Custodial Arrangement Required)

○ Traditional IRA ○ Roth IRA ○ Rollover IRA ○ SIMPLE IRA ○ SEP ○ KEOGH ○ Other ____________

CUSTODIAL ARRANGEMENT (Please select custodian)

Name of Custodian(s) ____________ Custodian Phone # ____________

Mailing Address ____________
(street) (city/state) (zip)

To be completed by custodian above

Custodian Tax ID # ____________

Custodian Account # ____________

Custodian Authorization: ____________

4. Investor Information (Please print)

A

Individual Owner/Beneficial Owner ____________
(first, middle, last)

SSN ____________ Date of Birth ____________

Joint Owner/Beneficial Owner ____________
(first, middle, last)

SSN ____________ Date of Birth ____________

Mailing Address ____________
(You must include a permanent street address even if your mailing address is a P.O. Box) (city/state) (zip)

Street Address ____________
(Leave blank if your street address and mailing address are the same) (city/state) (zip)

Phone # ____________ Email Address ____________

Country of Citizenship *(If you are not a Resident Alien, please submit Form W-8 BEN.)* ____________

A-1

If this election is not completed, the Company will default to sending the investor’s cash distributions by check to his or her address of record provided in section 4 or to the custodian indicated in section 3, as applicable. *The Company requests that each investor who elects to have his or her distributions reinvested pursuant to the Company’s Distribution Reinvestment Plan notify the Company and the broker dealer named in this Subscription Agreement in writing at any time there is a material change in his or her financial condition, including failure to meet the minimum income and net worth standards as imposed by the state in which he or she resides and as set forth in section 6 below. I authorize the Company or its agent to deposit my distributions to the account indicated below. This authority will remain in force until I notify the Company in writing to cancel it. In the event that the Company deposits funds erroneously into my account, the Company is authorized to debit my account for the amount of the erroneous deposit. I also hereby acknowledge that funds and/or Shares in my account may be subject to applicable abandoned property, escheat or similar laws and may be transferred to the appropriate governmental authority in accordance with such laws, including as a result of account inactivity for the period of time specified in such laws or otherwise. None of the Company tes, its agents or any other person shall be liable for any property delivered in good faith to a governmental authority pursuant to applicable abandoned property, escheat or similar laws. I acknowledge that distributions may be funded from o ering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital Please carefully read and separately initial each of the representations below. In the case of joint investors, each investor must initial. Except in the case of fiduciary accounts, you may not grant any person power of attorney to make such representations on your behalf. In the case of sales to fiduciary accounts, these minimum standards shall be met by the beneficiary, the fiduciary account or by the donor or grantor who directly or indirectly supplies the funds to purchase the Shares if the donor or grantor is the fiduciary. In order to induce the Company to accept this subscription, I (we) hereby represent and warrant that: a) I (we) have received a Prospectus for the Company relating to the Shares for which I am (we are) subscribing, wherein the te b) I (we) certify that I (we) have either (1) a net worth (not including home, furnishings, and personal automobiles) of at least $70,000 and an annual gross income of at least $70,000, or (2) a net worth (not including home, furnishings, and personal automobiles) of at least $250,000, or that I (we) meet the higher suitability requirements imposed by my (our) state of primary residence as set forth below and in the Prospectus for the Company relating to the Shares under “Suitability Standards.” c) I am (we are) purchasing Shares for my (our) own account. d) I (we) acknowledge that the Shares are not liquid, there is no public market for the Shares, and I (we) may not be able to sell the Shares. e) If I am (we are) a resident of Alabama liates. I hereby request that Freedom Capital Corporation deliver all communications (including proxy statements, annual and quarterly reports, prospectus supplements, investor communications, account statements*, tax forms and other required reports) to me by sending electronic notifications to the email address I have provided below. I understand that I may revoke my request for electronic delivery at any time by calling 1-877-672-1776. *Electronic delivery of account statements is not available to investors electing to receive a check by mail. (You must include a permanent street address even if your mailing address is a P.O. Box) (city/state) (mm/dd/yyyy) (zip) (city/state) (zip) (continued) (Initials required for letters a–d and any state suitability requirement that may apply) Name of Trust/Corp/Partnership/Other Name of Financial Institution Account Type Name on Account Mailing Address Email Address ELECTRONIC DELIVERY ABA Routing Number Bank Account Number For Further Stet Account Name Account Number Mailing Address (Leave blank if your street address and mailing address are the same) Street Address Trustee Co-Trustee SSN/Tax ID#: cer(s), General Partner or Authorized Person(s) SSN/Tax ID # Tax ID # Date of Formation Jurisdiction of Formation B SINGLE OWNER I choose to participate in the Company’s Distribution Reinvestment Plan.* I choose to have distributions deposited in a checking, savings or brokerage account. (Complete information below.) (Or section 3 for custodial or brokerage accounts. Cash distributions for custodial and brokerage accounts will be sent to the custodian of record.) I choose to have distributions sent to the address in section 4. (street) (city/state) (zip) Owner (initials) Joint Owner (initials) Owner (initials) Joint Owner (initials) A-2 Freedom Capital Corporation | Subscription Agreement g) If I am (we are) a resident of Idaho, I (we) acknowledge that I (we) have either (1) a gross annual income of at least $85,000 and a liquid net worth of at least $85,000, or (2) a liquid net worth of at least $300,000. Additionally, my (our) total investment in the Company shall not exceed 10% of my (our) liquid net worth. Liquid net worth shall include only cash plus cash equivalents. Cash equivalents include assets which may be convertible to cash within one year. i) If I am (we are) a resident of Kansas investment in Freedom Capital Corporation and other non-traded business development companies to not more than 10% of my (our) liquid net worth. For these purposes, liquid net worth shall be defined as that portion of total net worth (total assets minus liabilities) that is comprised of cash, cash equivalents and readily marketable securities. 4. Investor Information 5. Distributions 6. Investor Representations f) If I am (we are) a resident of California, my (our) investment in this offering cannot exceed 10% of my (our) net worth (excluding home, furnishings and automobiles). Additionally, the exemption for secondary trading under California Corporations Code Section 25104(h) will not be available to investors, although the other exemptions may be available to cover private sales by the bona fide owner of shares of our common stock for their own account without advertising and without being effected through a broker-dealer in a public offering. h) If I am (we are) a resident of Iowa, I (we) acknowledge that I (we) have either (1) a net worth of $100,000 and annual gross income of $70,000, or (2) a net worth of $350,000. Additionally, I (we) may not invest, in the aggregate, more than 10% of my (our) liquid net worth in this and other non-publicly traded direct participation programs. For purposes of this recommendation, “liquid net worth” is defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities.

(Continued) (Initials required for letters a–d and any state suitability requirement that may apply) (Rights, Certifications, Authorizations) l) If I am (we are) a resident of Massachusetts ms. n) If I am (we are) a resident of New Jersey, I (we) certify that I (we) have either (1) a minimum liquid net worth of at least $100,000 and a minimum annual gross income of not less than $85,000, or (2) a minimum liquid net worth of $350,000. For these purposes, “liquid net worth” is defined as that portion of net worth (total assets exclusive of home, home furnishings, and automobiles, minus total liabilities) that consists of cash, cash equivalents and readily marketable securities. In addition, my (our) tment trusts, business development companies, oil and gas programs, equipment leasing programs and commodity pools, but excluding unregistered, federally and stat exceed 10% of my (our) liquid net worth. o) If I am (we are) a resident of New Mexico and in other non-traded business development companies. Liquid net worth is defined as that portion of net worth which consists of cash, cash equivalents, and readily marketable securities. p) If I am (we are) a resident of North Dakota, I (we) certify that I (we) have a net worth of at least ten times my (our) investment in the Company. Owner (initials) Joint Owner (initials) Substitute IRS Form W-9 Certification: The IRS does not require your consent to any provision of this Subscription Agreement other than the certifications required to avoid backup withholding. By signing below, you hereby acknowledge receipt of the prospectus of the Company relating to the Shares for which you have subscribed, as supplemented and amended through the date hereof (as so supplemented and amended, the “Prospectus”), not less than five (5) business days prior to the signing of this Subscription Agreement. The Prospectus is available at www.sec.gov. You are encouraged to read the Prospectus carefully before making any investment decisions. You agree that if your subscription is accepted, it will be held, together with the accompanying payment, on the terms described in the Prospectus. You agree that subscriptions may be rejected in whole or in part by the Company at its sole and absolute discretion. You understand that you will receive a confirmation of your purchase, subject to acceptance by the last day of the calendar month following the date your subscription is accepted by the Company. Subsequent subscriptions shall be accepted or rejected by the Company within thirty (30) days of their receipt; if rejected, all funds (without interest) will be returned to you without deduction for any expenses within ten (10) business days from the date the subscription is rejected. By signing below, you also acknowledge that you have been advised that the assignability and transferability of the Shares is restricted and governed by the terms of the Prospectus; there are risks associated with an investment in the Shares; and you should not invest in the Shares unless you have an adequate means of providing for your current needs and personal contingencies and have no need for liquidity in this investment. The Company is required by law to obtain, verify and record certain personal information from you or persons on your behalf in order to establish the account. Required information includes name, date of birth, permanent residential address and Social Security/Taxpayer Identification Number. The Company may also ask you to provide other identifying documents. If you do not provide the information, the Company may not be able to open your account. By signing the Subscription Agreement, you agree to provide this information and confirm that this information is true and correct. You further agree that the Company may discuss your personal information and your investment in the Shares at any time with your then current financial advisor. If the Company is unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if the Company believes it has identified potentially criminal activity, the Company reserves the right to take action as the Company deems appropriate, which may include closing your account. By signing below, you also acknowledge that: An investment in the Shares is not suitable for you if you might need access to the money you invest in the foreseeable future. • You may not have access to the money you invest for an indefinite period of time. • You should not expect to be able to sell your Shares regardless of how the Company performs. • The Company does not intend to list the Shares on any securities exchange during or for what may market in the Shares to develop. • The Company intends to implement a share repurchase program, but only a limited number of Shares will be eligible for repurchase. In addition, any such repurchases will be at a 10% discount to the o ering price in e ect on the date of repurchase. • The Company’s distributions may also be funded in significant part from the reimbursement of certain expenses, including through the waiver of certain investment advisory fees, that will be subject to repayment to the Company’ te, Freedom Capital Investment Advisors, LLC. Significant portions of these distributions may not be based on the Company’s investment performance and such waivers and reimbursements by Freedom Capital Investment Advisors, LLC may not continue in the future. If Freedom Capital Investment Advisors, LLC does not agree to reimburse certain of the Company’s expenses, including through the waiver of certain of its advisory fees, significant portions of these distributions may come from o ering proceeds or borrowings. The repayment of any amounts owed to Freedom Capital Investment Advisors, LLC will reduce the future distributions to which you would otherwise be entitled. Owner or Authorized Person Signature Date (mm/dd/yyyy) Joint Owner or Authorized Person Signature Date / / (mm/dd/yyyy) / / A-3 Freedom Capital Corporation | Subscription Agreement 6. Investor Representations 7. Important Information I (we) declare that the information supplied in this Subscription Agreement is true and correct and may be relied upon by the Company in connection with my (our) investment in the Company. Under penalties of perjury, I (we) certify that (1) the number shown in the Investor Social Security Number/Taxpayer Identification Number field in section 4 of this Subscription Agreement is my correct Taxpayer Identification Number (or I am waiting for a number to be issued to me); (2) I am not subject to backup withholding because (a) I am exempt from backup withholding, (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding; (3) I am a U.S. person (including a non-resident alien); and (4) I am exempt from FATCA reporting. The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding. NOTE: You must cross out item (2) above if you have been notified by the IRS that you are currently subject to backup withholding because you have failed to report all interest or dividends on your tax return. m) If I am (we are) a resident of Nebraska, I (we) certify that I (we) have either (a) an annual gross income of at least $100,000 and a net worth of at least $350,000, or (b) a net worth of at least $500,000. In addition, I (we) certify that my (our) aggregate investment in this offering and in the securities of other non-traded business development companies (BDCs) does not exceed 10% of my (our) net worth (exclusive of home, home furnishings, and automobiles). I (we) acknowledge that if I am (we are) an accredited investor within the meaning of the federal securities laws, I am (we are) not subject to the foregoing limitations. j) If I am (we are) a resident of Kentucky, I (we) shall invest no more than 10% of my (our) liquid net worth in the Company’s Shares or the shares of the Company’s affiliates’ non-publicly traded business development companies. For these purposes, liquid net worth shall be defined as that portion of total net worth (total assets minus liabilities) that is comprised of cash, cash equivalents and readily marketable securities. k) If I am (we are) a resident of Maine, I (we) acknowledge that the Maine Office of Securities recommends that my (our) aggregate investment in this offering and similar direct participation programs not exceed 10% of my (our) liquid net worth. For this purpose, “liquid net worth” is defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities. q) If I am (we are) a resident of Ohio, I (we) certify that my (our) aggregate investment in shares of the Company, its affiliates, and in other non-traded Business Development Companies do not exceed ten percent (10%) of my (our) liquid net worth. r) If I am (we are) a resident of Oklahoma, I (we) certify that I (we) have a net worth of at least ten times my (our) investment in the Company’s common stock. u) If I am (we are) a resident of Vermont, I (we) acknowledge that if I am (we are) an accredited investor, as defined in 17 C.F.R. § 230.501, I (we) may invest freely in this offering. If I am (we are) a non-accredited investor, I (we) may not purchase an amount in this offering that exceeds 10% of my (our) liquid net worth. For these purposes, “liquid net worth” is defined as my (our) total assets (not including home, home furnishings, or automobiles) minus total liabilities. s) If I am (we are) a resident of Oregon, I (we) certify that I (we) will limit my (our) investment in the Company and the Company’s affiliates to no more than 10% of my (our) net worth. “Liquid net worth” is defined as that portion of an investor’s net worth consisting of cash, cash equivalents and readily marketable securities. t) If I am (we are) a resident of Tennessee, I (we) may not invest more than 10% of my (our) liquid net worth (exclusive of home, home furnishings, and automobiles) in this issuer. In addition, it is recommended that my (our) aggregate investment in this offering and in similar direct participation program investments not exceed 10% of my (our) liquid net worth (exclusive of home, home furnishings and automobiles).

Freedom Capital Corporation | Subscription Agreement

8. Financial Advisor / Investor Representative

The undersigned confirm on behalf of the Broker Dealer, Financial Institution or Registered Investment Adviser that they (i) are registered and/or properly licensed in the state in which the sale of the Shares to the investor executing this Subscription Agreement has been made and that the offering of the Shares is registered for sale in such state; (ii) have reasonable grounds to believe that the information and representations concerning the investor identified herein are true, correct and complete in all respects; (iii) have discussed such investor's prospective purchase of Shares with such investor; (iv) have advised such investor of all pertinent facts with regard to the fundamental risks of the investment, including the lack of liquidity and marketability of the Shares; (v) have delivered a current Prospectus, to such investor; (vi) have reasonable grounds to believe that the investor is purchasing these Shares for his or her own account; (vii) have reasonable grounds to believe that the purchase of Shares is a suitable investment for such investor, that the undersigned will obtain and retain records relating to such investor's suitability for a period of six (6) years, that such investor meets the suitability standards applicable to such investor set forth in the Prospectus and related supplements, if any, that such investor is in a financial position to enable such investor to realize the benefits of such an investment and to suffer any loss that may occur with respect thereto and that such investor has an understanding of the fundamental risks of the investment, the background and qualifications of the persons managing the Company and the tax consequences of purchasing and owning Shares; and (viii) in the case of a Registered Investment Adviser, that the purchase of Shares is in the best interests of the investor. The undersigned Financial Advisor / Investor Representative or Registered Investment Adviser further represents and certifies that in connection with this subscription for Shares, he or she has complied with and has followed all applicable policies and procedures under his or her firm's existing Anti-Money Laundering Program and Customer Identification Program.

Broker Dealer / Financial Institution Name

Financial Advisor / Investor Representative Name

(first, middle, last)

Mailing Address

(street) (city/state) (zip)

Advisor Number Branch Number Phone

E-mail Address Fax

Financial Advisor / Investor Representative Signature

Date (mm/dd/yyyy) / /

Principal Signature (if applicable)

Date (mm/dd/yyyy) / /

9. Payment and Subscription Document Delivery Instructions (only for transactions NOT using Democracy Funding)

Until we have raised the minimum offering amount, you should make your check payable to **"UMB Bank, N.A. as escrow agent for Freedom Capital Corporation"**. For custodial accounts, please forward the Subscription Agreement to the custodian. For all other subscribers, a completed Subscription Agreement, along with a check for a full purchase price, should be delivered by your Broker-Dealer or Registered Investment Advisor, as applicable , to the address below:

○ **Regular Mail:**
UMB Bank, N.A. as escrow agent for
Freedom Capital Corporation
PO Box 2175
Milwaukee, WI 53201

○ **Overnight Mail:**
UMB Bank, N.A. as escrow agent for
Freedom Capital Corporation
C/O UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53233

○ **By Fax:**
816-860-3140

○ **Wire Transfer:**
UMB Bank, N.A.
1010 Grand Blvd.
Kansas City, MO 64106
ABA No.: 101000695
For credit to: Freedom Capital Corporation
Account #: 9872232550
For further credit to:
- Investor Account Number
- Name or Account Registrant
- SSN or TIN

Once the applicable minimum offering amount has been raised for Freedom Capital Corporation, you should make your check payable to **"UMB Fund Services, as agent for UMB Bank, N.A., as agent for Freedom Capital Corporation"**. For custodial accounts, please forward the Subscription Agreement to the custodian. For all other subscribers, a completed Subscription Agreement, along with a check for the full purchase prices, should be delivered to the address below:

○ **Regular Mail:**
Freedom Capital Corporation
c/o UMB Fund Services
PO Box 2175
Milwaukee, WI 53201

○ **Overnight Mail:**
Freedom Capital Corporation
C/O UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53233

○ **By Fax:**
816-860-3140

○ **Wire Transfer:**
UMB Bank, N.A.
1010 Grand Blvd.
Kansas City, MO 64106
ABA No.: 101000695
For credit to: Freedom Capital Corporation
Account #: 9872062280
For further credit to:
- Investor Account Number
- Name or Account Registrant
- SSN or TIN

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